Right-of-use assets, long-term financial assets and lease liabilities - Statement of income/(loss) and cash flow (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statements of income/(loss) and cash flows
Depreciation of right-of-use assets	SFr 566	SFr 509
Interest expense on lease liabilities	68	63
Expense for short-term leases and leases of low value	750	723
Total	1,384	1,295
Total cash outflow for leases	SFr 1,388	SFr 1,299